SCHEDULE OF LOAN PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Current portion of loans payable	$ 49,038
Total notes payable	$ 49,038		$ 10,793